Annual Total Returns	12 Months Ended
Dec. 31, 2025
REX AI EQUITY PREMIUM INCOME ETF | REX AI EQUITY PREMIUM INCOME ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.42%